Accrued Expenses and Other Current Liabilities	6 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Current Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities

NOTE 7 — ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	December 31, 2023	June 30, 2023
	(Unaudited)
Payroll and welfare payable	$29,588	$30,534
Other current liabilities	116,067	114,515
Accrued expenses and other current liabilities	$145,655	$145,049